Reserves (Details)	12 Months Ended
	Jun. 30, 2023 shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares
Reserves (Details) [Line Items]
Options exercisable shares (in Shares) | shares	9,000,000	40,000,000	33,000,000
Shares issued	105,800,651
Investor issued per share		$ 0.08	$ 0.08
Share price			$ 0.04
Risk-free percentage			0.24%
Volatility percentage			92.00%
Investors [Member]
Reserves (Details) [Line Items]
Investor issued per share		0.15
Investor one [Member]
Reserves (Details) [Line Items]
Investor issued per share		0.2
Investor two [Member]
Reserves (Details) [Line Items]
Investor issued per share		$ 0.25
Addition Units [Member]
Reserves (Details) [Line Items]
Options exercisable shares (in Shares) | shares		30,164,690